OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Fair value (Details) - CLP ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Other current financial assets		$ 45,974,709	$ 76,586,583
Other current financial liabilities		62,418,990	110,330,460
Non-current
Other financial assets		164,370,936	169,420,303
Other non-current financial liabilities		1,191,795,823	1,066,543,247
Bank liabilities
Current
Other current financial liabilities	[1]	11,820,186	56,401,282
Current financial liabilities at fair value	[1]	11,841,930	52,103,494
Non-current
Other non-current financial liabilities	[1]	104,960,991
Noncurrent financial liabilities at fair value	[1]	103,525,192
Bonds payable
Current
Other current financial liabilities	[1],[2]	23,808,205	29,800,608
Current financial liabilities at fair value	[1]	23,998,353	29,147,599
Non-current
Other non-current financial liabilities	[1],[2]	991,600,601	1,003,864,048
Noncurrent financial liabilities at fair value	[1]	962,462,012	930,907,271
Bottle guaranty deposits
Current
Other current financial liabilities	[1]	13,546,983	14,136,175
Current financial liabilities at fair value	[1]	13,546,983	14,136,175
Forward contracts liabilities
Current
Other current financial liabilities	[3]	3,617,715	361,384
Current financial liabilities at fair value	[3]	3,617,715		$ 361,384
Leasing agreements
Current
Other current financial liabilities	[1]	9,625,901	9,631,011
Current financial liabilities at fair value	[1]	9,625,900	9,631,011
Non-current
Other non-current financial liabilities	[1]	18,589,311	20,891,121
Noncurrent financial liabilities at fair value	[1]	18,589,311	20,891,121
Non-current accounts payable
Non-current
Other non-current financial liabilities	[1]	685,605	2,534,836
Noncurrent financial liabilities at fair value	[1]	685,605	2,534,836
Derivative contract liabilities
Current
Other current financial liabilities		3,617,715	361,384
Non-current
Other non-current financial liabilities		76,644,920	41,788,078
Noncurrent financial liabilities at fair value		76,644,920	41,788,077
Accounts payable
Current
Other current financial liabilities	[1]	480,396,027	457,074,643
Current financial liabilities at fair value	[1]	480,396,027	457,074,643
Accounts payable related companies
Current
Other current financial liabilities	[1]	102,102,553	94,376,420
Current financial liabilities at fair value	[1]	102,102,553	94,376,420
Non-current
Other non-current financial liabilities	[1]		380,465
Noncurrent financial liabilities at fair value	[1]		380,465
Cash and cash equivalents
Current
Other current financial assets	[1]	296,539,709	248,899,004
Current financial assets at fair value	[1]	296,539,709	248,899,004
Financial assets
Current
Other current financial assets	[3]	657,477	4,047,219
Current financial assets at fair value	[3]	657,477	4,047,219
Non-current
Other financial assets	[3]	142,975,857	144,550,766
Noncurrent financial assets at fair value	[3]	142,975,857	144,550,766
Non-current accounts receivable
Non-current
Other financial assets	[1]	187,644	335,723
Noncurrent financial assets at fair value	[1]	187,644	335,723
Trade debtors and other accounts receivable
Current
Other current financial assets	[1]	339,778,498	332,831,088
Current financial assets at fair value	[1]	339,778,498	332,831,088
Accounts receivable related companies
Current
Other current financial assets	[1]	15,299,187	9,901,543
Current financial assets at fair value	[1]	15,299,187	9,901,543
Non-current
Other financial assets	[1]	8,000,924	292,932
Noncurrent financial assets at fair value	[1]	$ 8,000,924	$ 292,932

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[2]	(1)Amounts net of issuance expenses and discounts related to issuance.
[3]	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.